Prepaid Expenses and Other Receivables - Schedule of Prepaid Expenses and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Government authorities	$ 87	$ 103
Prepaid expenses	75	79
Others	8	31
Prepaid Expenses and Other Receivables total	$ 170	$ 213